Trade Accounts Receivable (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		R$ 304,601		R$ 365,551		R$ 376,756
Additions/ (Reversals)		121,756		182,241		127,896
Write offs		(154,414)	[1]	(243,302)		(136,603)
Expected credit losses, ending balance		271,943		304,601		365,551
Others		23,863	[2]	111	[3]	(2,498)	[3]
Customers [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		155,288		213,096		218,989
Additions/ (Reversals)		126,045		180,586		123,657
Write offs		(149,263)	[1]	(238,394)		(129,550)
Expected credit losses, ending balance		132,070		155,288		213,096
Concessionaires And Permission Holder [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		139,428		140,198		140,090
Additions/ (Reversals)		(5,353)		1,224		392
Write offs		(4,583)	[1]	(1,994)		(284)
Expected credit losses, ending balance		129,492		139,428		140,198
Telecommunications [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance						5,149
Additions/ (Reversals)				3,042		3,609
Write offs				(3,153)		(6,260)
Expected credit losses, ending balance
Others	[3]			111		(2,498)
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		9,885		12,257		12,528
Additions/ (Reversals)		1,064		(2,611)		238
Write offs		(568)	[1]	239		(509)
Expected credit losses, ending balance		10,381		9,885		12,257
Residential [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		50,268		47,396		41,824
Additions/ (Reversals)		112,457		117,928		65,937
Write offs		(100,199)	[1]	(115,056)		(60,365)
Expected credit losses, ending balance		62,526		50,268		47,396
Industrial [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		42,431		88,866		97,954
Additions/ (Reversals)		(12,993)		20,413		22,487
Write offs		3,398	[1]	(66,848)		(31,575)
Expected credit losses, ending balance		32,836		42,431		88,866
Commercial [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		58,294		68,723		70,925
Additions/ (Reversals)		22,510		35,628		29,092
Write offs		(48,764)	[1]	(46,057)		(31,294)
Expected credit losses, ending balance		32,040		58,294		68,723
Rural [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		2,960		3,937		3,389
Additions/ (Reversals)		4,327		6,407		4,788
Write offs		(3,460)	[1]	(7,384)		(4,240)
Expected credit losses, ending balance		3,827		2,960		3,937
Public Entities [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		381		3,084		4,890
Additions/ (Reversals)		116		184		9
Write offs		39	[1]	(2,887)		(1,815)
Expected credit losses, ending balance		536		381		3,084
Public Lighting [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		11		8		3
Additions/ (Reversals)		7		11		20
Write offs				(8)		(15)
Expected credit losses, ending balance		18		11		8
Public Service [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		(27)		143		265
Additions/ (Reversals)		2,254		(16)		124
Write offs		(277)	[1]	(154)		(246)
Expected credit losses, ending balance		1,950		(27)		143
Unbilled [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		2,474		1,589		1,180
Additions/ (Reversals)		(1,487)		885		409
Expected credit losses, ending balance		987		2,474		1,589
Adjustment To Present Value [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		(1,504)		(650)		(1,441)
Additions/ (Reversals)		(1,146)		(854)		791
Expected credit losses, ending balance		(2,650)		(1,504)		(650)
C C E E [Member] | Concessionaires And Permission Holder [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		119,665		119,665		119,665
Additions/ (Reversals)
Expected credit losses, ending balance		119,665		119,665		119,665
Concessionaires And Permission Holders [Member] | Concessionaires And Permission Holder [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses, beginning balance		19,763		20,533		20,425
Additions/ (Reversals)		(5,353)		1,224		392
Write offs		(4,583)	[1]	(1,994)		(284)
Expected credit losses, ending balance		R$ 9,827		R$ 19,763		R$ 20,533

[1]	Net losses from recovered invoice balances.
[2]	Reclassification to Assets classified as held for sale (Note 39) and effect of business combination.
[3]	Reclassification to Assets classified as held for sale (Note 39).